Acquisition (Details Narrative) $ / shares in Units, $ in Thousands		3 Months Ended					9 Months Ended		12 Months Ended
	Apr. 02, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) shares	Sep. 30, 2019 USD ($) shares	Jun. 30, 2019 shares	Mar. 31, 2019 USD ($) shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)
Options exercisable, weighted average price | $ / shares		$ 2.01					$ 2.01
Impairment charges		$ 236,681					$ 236,681
Income taxes benefit		$ 16,071		1,028			20,589	3,234
Fubo TV Pre-Merger [Member]
Decrease in goodwill							65,300
Revenues				112,700			$ 163,716	$ 99,321
Net loss				274,100
Impairment charges				236,700
Income taxes benefit				20,600
Gain on the sale of acquisition				7,600
Interest expenses				$ 1,200
Common Stock [Member]
Number of shares issued for acquisitions, shares | shares		1,200,000		2,500,000
Number of common stock issued, shares | shares		2,162,163	795,593	217,271	386,792	378,098
Fubo TV Pre-Merger [Member]
Options exercisable, weighted average price | $ / shares									$ 3.58
Income taxes benefit			$ (2)			$ (2)			$ 9	$ 2
Merger Agreement [Member] | Fubo TV Pre-Merger [Member]
Fair value of outstanding options vested	$ 36,000
Preexisting loan receivable	$ 10,000
Preferred stock, voting rights	The Company accounted for the Merger as a business combination under the acquisition method of accounting. FaceBank was determined to be the accounting acquirer based upon the terms of the Merger Agreement and other factors including: (i) FaceBank Pre-Merger's stockholders owned approximately 57% of the voting common shares of the combined company immediately following the closing of the Merger (54% assuming the exercise of all vested stock options as of the closing of the transaction) and (ii) directors appointed by FaceBank Pre-Merger would hold a majority of board seats in the combined company.
Merger Agreement [Member] | Fubo TV Pre-Merger [Member] | Common Stock [Member]
Stock exchange ratio	3.64
Aggregate number of options to acquire common stock | shares	8,051,098
Options exercisable, weighted average price | $ / shares	$ 1.32
Purchase price of acquisition	$ 576,100
Market value of acquisition	$ 530,100
Share issued price per share | $ / shares	$ 8.20
Number of common stock issued, shares | shares	64,600,000
Transaction costs	$ 900
Merger Agreement [Member] | Fubo TV Pre-Merger [Member] | Series AA Preferred Stock [Member]
Stock exchange ratio	1.82
Number of shares issued for acquisitions, shares | shares	32,324,362						31,611,147